                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE
1Report for the Calendar Year or Quarter Ended: December 31, 2012
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
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Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

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Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
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Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             January 14, 2013
---------------------     -------------------------         ----------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      71
                                           ------------

Form 13F Information Table Value Total:      $86,720
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          CLASS      CUSIP   (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
------------------------------  -------- --------- --------  -------  ---  ----  -------  -------- --------- ------ ----

Abbott Laboratories               COM    002824100   2181    33300     SH         SOLE              32400             900
                                                      544     8300     SH         OTHER                              8300
Applied Materials Inc.            COM    038222105    469    41000     SH         SOLE              41000
BP Amoco PLC                      COM    055622104     83     2000     SH         SOLE               2000
                                                      157     3760     SH         OTHER                              3760
Bristol Myers Co.                 COM    110122108   2565    78720     SH         SOLE              76220            2500
Chevron Corp.                     COM    166764100    254     2350     SH         SOLE               2350
                                                      119     1100     SH         OTHER                              1100
Cisco Systems                     COM    17275R102   1827    93000     SH         SOLE              89100            3900
Coca Cola Co.                     COM    191216100   1551    42800     SH         SOLE              39800            3000
                                                       29      800     SH         OTHER                               800
E. I. duPont de Nemours & Co.     COM    263534109   3678    81770     SH         SOLE              79670            2100
EMC Corp.                         COM    268648102   1533    60600     SH         SOLE              57100            3500
                                                       38     1500     SH         OTHER                              1500
Embraer-Empresa Brasileira        COM    29081M102    342    12000     SH         SOLE              12000
Emerson Electric Co.              COM    291011104   3008    56800     SH         SOLE              54800            2000
                                                       42      800     SH         OTHER                               800
Exxon Mobil                       COM    30231G102   1164    13452     SH         SOLE              13452
                                                     1186    13704     SH         OTHER                             13704
General Electric Co.              COM    369604103   3726   177511     SH         SOLE             174011            3500
                                                      417    19878     SH         OTHER                             19878
GlaxoSmithKline                   COM    37733W105   1030    23700     SH         SOLE              23700
Hewlett Packard                   COM    428236103   1006    70600     SH         SOLE              67600            3000
IBM                               COM    459200101   2816    14700     SH         SOLE              13700            1000
                                                      204     1064     SH         OTHER                              1064
Intel Corp.                       COM    458140100   2182   105810     SH         SOLE             100810            5000
                                                       61     2950     SH         OTHER                              2950
John Wiley & Sons Inc. A          COM    968223206    779    20000     SH         SOLE              20000
Johnson & Johnson                 COM    478160104   3736    53300     SH         SOLE              50100            3200
                                                       24      338     SH         OTHER                               338
KLA Tencor Corp.                  COM    482480100   1953    40900     SH         SOLE              39400            1500
Koninklijke Philips Elec          COM    500472303   1171    44121     SH         SOLE              43121            1000
                                                       22      842     SH         OTHER                               842
Marsh & McLennan Companies Inc    COM    571748102   1200    34800     SH         SOLE              33300            1500
Masco Corp.                       COM    574599106   1080    64800     SH         SOLE              64800
Merck & Co., Inc.                 COM    58933Y105   2256    55100     SH         SOLE              52600            2500
                                                      123     3000     SH         OTHER                              3000
Microsoft Corp.                   COM    594918104   1635    61200     SH         SOLE              59200            2000
                                                       85     3200     SH         OTHER                              3200
Molson Coors Brewery              COM    60871R209    873    20400     SH         SOLE              19400            1000
                                                       64     1500     SH         OTHER                              1500
Nokia Corp. ADR                   COM    654902204    370    93600     SH         SOLE              93600
Northern Trust Corporation        COM    665859104    737    14700     SH         SOLE              14700
Nucor Corp.                       COM    670346105   2037    47200     SH         SOLE              45200            2000
                                                       71     1650     SH         OTHER                              1650
PepsiCo Inc.                      COM    713448108    205     3000     SH         SOLE               3000
Pfizer, Inc.                      COM    717081103   2149    85698     SH         SOLE              83198            2500
                                                      148     5910     SH         OTHER                              5910
Plum Creek Timber                 COM    729251108   2343    52800     SH         SOLE              50800            2000
Procter & Gamble Company          COM    742718109   1161    17100     SH         SOLE              17100
                                                       27      400     SH         OTHER                               400
Progressive Corp.-Ohio            COM    743315103   1204    57072     SH         SOLE              57072
                                                    12361   585836     SH         OTHER            585836
Royal Dutch Shell                 COM    780259206    421     6100     SH         SOLE               6100
Staples Inc.                      COM    855030102    730    64000     SH         SOLE              64000
Stryker Corp.                     COM    863667101   4281    78100     SH         SOLE              75400            2700
                                                      493     9000     SH         OTHER                              9000
Symantec Corp.                    COM    871503108    809    43000     SH         SOLE              43000
Thermo Fisher Scientific          COM    883556102    797    12500     SH         SOLE              12000             500
Unilever PLC                      COM    904767704   3248    83880     SH         SOLE              79380            4500
                                                      105     2700     SH         OTHER                              2700
United Parcel Service, Inc.       COM    911312106   1309    17750     SH         SOLE              17250             500
                                                       59      800     SH         OTHER                               800
Verizon Communications            COM    92343V104   1371    31680     SH         SOLE              30180            1500
                                                       61     1400     SH         OTHER                              1400
Vodafone Group  ADR               COM    92857T107   1134    45000     SH         SOLE              45000
                                                       53     2100     SH         OTHER                              2100
Deutsche Bank Capital Funding     PFD    25153Y206    702    28000     SH         SOLE              24000            4000
Pimco Commodity Real Return -            722005667    797   120000.000 SH         SOLE             120000.000
Pimco Total Return - I                                139    12383.305 SH         SOLE              12383.305
Vanguard Short-Term Inv. Grade                        184    17022.076 SH         SOLE              17022.076